Commitment and Contingencies - Sales and Indirect Tax Matters (Details) $ in Millions	9 Months Ended
Sep. 30, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Reduction in non-income tax reserves	$ 29